Operating Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Operating Leases [Line Items]
Operating lease expense	$ 5	$ 5	$ 4